Loans (Financing Receivables Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	$ 212,870	$ 158,280
Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	43,121	29,950
Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	35,203	19,774
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	5,428	4,568
Commercial Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	37,526	25,408
Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	32,219	43,058
Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	32,197	21,575
Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	12,982	10,719
Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,869	2,244
Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	860	970
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	11,465	14
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	52,258	57,160
Not Rated [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	3,170	322
Not Rated [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	87	119
Not Rated [Member] | Commercial Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	228	285
Not Rated [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	31,685	42,945
Not Rated [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	12,828	10,719
Not Rated [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,285	1,800
Not Rated [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	860	970
Not Rated [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,115
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	142,787	72,392
Pass [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	34,834	21,147
Pass [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	31,489	16,385
Pass [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,023	987
Pass [Member] | Commercial Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	35,424	21,013
Pass [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	29,667	12,846
Pass [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	9,350	14
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,936	13,053
Special Mention [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	556	2,995
Special Mention [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,045	762
Special Mention [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		434
Special Mention [Member] | Commercial Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	921	2,637
Special Mention [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		5,790
Special Mention [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	414	435
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	14,889	15,675
Substandard [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	4,561	5,486
Substandard [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,669	2,627
Substandard [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	3,318	3,028
Substandard [Member] | Commercial Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	953	1,473
Substandard [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	534	113
Substandard [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,530	2,939
Substandard [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	154
Substandard [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	$ 170	$ 9